POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares DWA Developed Markets Momentum Portfolio	PowerShares S&P 500® High Beta Portfolio
PowerShares DWA Emerging Markets Momentum Portfolio	PowerShares S&P 500® High Dividend Portfolio
PowerShares DWA SmallCap Momentum Portfolio	PowerShares S&P 500® Low Volatility Portfolio
PowerShares Emerging Markets Infrastructure Portfolio	PowerShares S&P Emerging Markets High Beta Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PowerShares S&P International Developed High Beta Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares S&P International Developed High Quality Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares S&P International Developed Low Volatility Portfolio
PowerShares Global Agriculture Portfolio	PowerShares S&P MidCap Low Volatility Portfolio
PowerShares Global Clean Energy Portfolio	PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares Global Gold and Precious Metals Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares Global Water Portfolio	PowerShares S&P SmallCap Energy Portfolio
PowerShares International BuyBack AchieversTM Portfolio	PowerShares S&P SmallCap Financials Portfolio
PowerShares KBW Bank Portfolio	PowerShares S&P SmallCap Health Care Portfolio
PowerShares KBW Capital Markets Portfolio	PowerShares S&P SmallCap Industrials Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio	PowerShares S&P SmallCap Information Technology Portfolio
PowerShares KBW Insurance Portfolio	PowerShares S&P SmallCap Low Volatility Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio	PowerShares S&P SmallCap Materials Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio	PowerShares S&P SmallCap Utilities Portfolio
PowerShares KBW Regional Banking Portfolio

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Developed Markets Momentum Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio and PowerShares DWA SmallCap Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of certain NASDAQ Indexes, as set forth below.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	Beginning on page 3, the section titled “PowerShares DWA Developed Markets Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Fund will invest at least 90% of its total assets in the equity securities that comprise the Underlying Index. The Underlying Index is comprised of equity securities of large capitalization companies based in countries with developed economies, excluding the United States. Dorsey Wright & Associates, LLC’s (“Dorsey Wright” or the “Index Provider”) selects such securities pursuant to its proprietary selection methodology, which is designed to identify securities that demonstrate powerful relative strength characteristics.

“Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price over a set period as compared to that of a benchmark index.

Dorsey Wright selects securities for inclusion in the Underlying Index from an eligible universe of the largest 1,000 constituents by market capitalization within the NASDAQ Developed Markets Ex United States Index. The Index

Provider assigns a relative strength score to each eligible security and selects approximately 100 securities with the greatest scores for inclusion in the Underlying Index. Component security weights are based on relative scores, with securities with higher scores receiving larger weights.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

•	Beginning on page 7, the section titled “PowerShares DWA Emerging Markets Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Fund will invest at least 90% of its total assets in the equity securities that comprise the Underlying Index. The Underlying Index is comprised of equity securities of large capitalization companies based in emerging market countries. Dorsey Wright & Associates, LLC’s (“Dorsey Wright” or the “Index Provider”) selects such securities pursuant to its proprietary selection methodology, which is designed to identify securities that demonstrate powerful relative strength characteristics.

“Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price over a set period as compared to that of a benchmark index.

Dorsey Wright selects securities for inclusion in the Underlying Index from an eligible universe of the largest 1,000 constituents by market capitalization within the NASDAQ Emerging Markets Index (except for U.S.-listed American Depositary Receipts or foreign listings). The Index Provider assigns a relative strength score to each eligible security and selects approximately 100 securities with the greatest scores for inclusion in the Underlying Index. Component security weights are based on relative scores, with securities with higher scores receiving larger weights.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

•	Beginning on page 11, the section titled “PowerShares DWA SmallCap Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Fund will invest at least 90% of its total assets in the equity securities of small capitalization companies that comprise the Underlying Index. Dorsey Wright & Associates, LLC’s (“Dorsey Wright” or the “Index Provider”) selects such securities pursuant to its proprietary selection methodology, which is designed to identify securities that demonstrate powerful relative strength characteristics.

“Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price over a set period as compared to that of a benchmark index.

Dorsey Wright selects securities for inclusion in the Underlying Index from an eligible universe of the smallest 2,000 constituents by market capitalization that trade on a U.S. exchange and that are included within the NASDAQ US Benchmark Index. The Index Provider assigns a relative strength score to each eligible security and selects approximately 200 securities with the greatest scores for inclusion in the Underlying Index. Component security weights are based on relative scores, with securities with higher scores receiving larger weights.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

•	On page 142, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright® Developed Markets Technical Leaders™ Index (PowerShares DWA Developed Markets Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® Developed Markets Technical Leaders Index (PowerShares DWA Developed Markets Momentum Portfolio)

The Underlying Index for the PowerShares DWA Developed Markets Momentum Portfolio is a modified market capitalization weighted index that includes securities that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of approximately 1,000 securities of large capitalization companies from developed market countries other than the United States. Eligible securities must be one of the largest 1,000 constituents by market capitalization within the NASDAQ Developed Markets Ex United States Index and have a minimum three-month average daily dollar trading volume of $1 million. The Index Provider assigns a relative strength score for each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index Provider then ranks the eligible securities by their relative strength score, selects approximately 100 securities with the greatest scores for inclusion in the Underlying Index and weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

•	On page 142, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright® Emerging Markets Technical Leaders™ Index (PowerShares DWA Emerging Markets Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® Emerging Markets Technical Leaders Index (PowerShares DWA Emerging Markets Momentum Portfolio)

The Underlying Index for the PowerShares DWA Emerging Markets Momentum Portfolio is a modified market capitalization weighted index that includes securities that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of approximately 1,000 securities of large capitalization companies from emerging market countries. Eligible securities must be one of the largest 1,000 constituents by market capitalization within the NASDAQ Emerging Markets Index (except for U.S.-listed ADRs or foreign listings) and have a minimum three-month average daily dollar trading volume of $1 million. The Index Provider assigns a relative strength score for each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index Provider then ranks the eligible securities by their relative strength score, selects approximately 100 securities with the greatest scores for inclusion in the Underlying Index and weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

•	Beginning on page 142, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright® SmallCap Technical Leaders™ Index (PowerShares DWA SmallCap Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® SmallCap Technical Leaders Index (PowerShares DWA SmallCap Momentum Portfolio)

The Underlying Index for the PowerShares DWA SmallCap Momentum Portfolio is a modified market capitalization weighted index that includes securities that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of approximately 2,000 securities of domestic companies with smaller capitalizations that trade on a U.S. exchange. Eligible securities must be one of the smallest 2,000 constituents by market capitalization within the NASDAQ US Benchmark Index and have a minimum three-month average daily dollar trading volume of $1 million. The Index Provider assigns a relative strength score for each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index Provider then ranks the eligible securities by their relative strength score, selects approximately 200 securities with the greatest scores for inclusion in the Underlying Index and weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

Please Retain This Supplement for Future Reference.

P-PS-PRO-1 SUP-3 062615

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 26, 2015 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED FEBRUARY 27, 2015

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Developed Markets Momentum Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio and PowerShares DWA SmallCap Momentum Portfolio.

As of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of certain NASDAQ Indexes, as set forth below. Therefore, as of the Effective Date, the Statement of Additional Information is revised as follows:

•	On page 106, the information in the three sections titled “Management—Index Providers—Dorsey Wright® Developed Markets Technical Leaders™ Index,” “—Dorsey Wright® Emerging Markets Technical Leaders™ Index” and “—Dorsey Wright® SmallCap Technical Leaders™ Index” are deleted and replaced with the following:

Dorsey Wright® Developed Markets Technical Leaders Index

The Dorsey Wright® Developed Markets Technical Leaders Index includes securities of companies selected pursuant to Dorsey Wright’s proprietary methodology, which is designed to identify securities of large capitalization companies from developed market economies other than the United States that demonstrate powerful relative strength characteristics. The Index Provider assigns a relative strength score to approximately 1,000 of the largest stocks by market capitalization included within the NASDAQ Developed Markets Ex United States Index, then selects approximately 100 of the highest-scoring stocks for inclusion in the Underlying Index. Securities with higher scores receive larger weights in the Underlying Index. The relative strength methodology emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

Dorsey Wright® Emerging Markets Technical Leaders Index

The Dorsey Wright® Emerging Markets Technical Leaders Index includes securities of companies selected pursuant to Dorsey Wright’s proprietary methodology, which is designed to identify securities of large capitalization companies from emerging market economies that demonstrate powerful relative strength characteristics. The Index Provider assigns a relative strength score to approximately 1,000 of the largest stocks by market capitalization included within the NASDAQ Emerging Markets Index, then selects approximately 100 of the highest-scoring stocks for inclusion in the Underlying Index. Securities with higher scores receive larger weights in the Underlying Index. The relative strength methodology emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

Dorsey Wright® SmallCap Technical Leaders Index

The Dorsey Wright® SmallCap Technical Leaders Index includes securities of companies selected pursuant to Dorsey Wright’s proprietary methodology, which is designed to identify securities of domestic small capitalization companies that demonstrate powerful relative strength characteristics. The Index Provider assigns a relative strength score to approximately 2,000 of the smallest stocks by market capitalization included within the NASDAQ US Benchmark Index, then selects approximately 200 of the highest-scoring stocks for inclusion in the Underlying Index. Securities with higher scores receive larger weights in the Underlying Index. The relative strength methodology emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

Please Retain This Supplement for Future Reference.

P-PS-SAI SUP-2 062615